Shareholders' Equity - Analysis of Common Share Balances (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share capital, January 1	175.4	173.9	170.0
CP common shares repurchased	(10.3)
Shares issued under stock option plan	1.0	1.5	3.9
Share capital, December 31	166.1	175.4	173.9